OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 4 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	March 31, 2026	June 30, 2025
Lawsuit insurance receivable	$1,923,000	$1,486,000
Prepaid computer support service	151,000	111,000
Prepaid insurance	137,000	104,000
Prepaid advertising, promotion and trade show	79,000	5,000
Prepaid expenses	75,000	17,000
Prepaid professional and consulting	54,000	15,000
Other	120,000	127,000
Total other current assets	$2,539,000	$1,865,000

NOTE 4 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30,
	2025	2024
Lawsuit insurance receivable	$1,486,000	$–
Prepaid insurance	104,000	419,000
Prepaid expenses	17,000	181,000
Other	258,000	345,000
	$1,865,000	$945,000